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Brenden P. Carroll

brenden.carroll@dechert.com
+1 202 261 3458 Direct

February 12, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds (File Nos. 033-07647 and 811-04782)

Ladies and Gentlemen:

Electronically transmitted for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), is a post-effective amendment to HSBC Fund’s registration statement on Form N-1A (the “Post-Effective Amendment”).

At a meeting held on December 17-18, 2015, the Boards of Trustees of HSBC Funds, HSBC Advisor Funds Trust and HSBC Portfolios (each a “Trust” and, collectively, the “Trusts”) approved the reorganization of each series of the Trusts with and into a corresponding series of a newly formed Delaware statutory trust (the “Reorganizations”), subject to shareholder approval at a special meeting of shareholders currently expected to be held on or about April 14, 2016 or at any and all adjournments or postponements thereof. This proposal is reflected in the preliminary proxy statement filed separately by each Trust via the EDGAR system on February 11, 2016.

This Post-Effective Amendment is being filed for the purpose of registering the “shell” series into which the Class I Shares of the HSBC Opportunity Fund (the “Fund”), the sole series of HSBC Advisor Funds Trust, will be reorganized. If approved by shareholders, on or about April 29, 2016, the new Delaware statutory trust into which the Trusts will reorganize, will assume and adopt the registration statement of HSBC Funds, pursuant to Rule 414 under the Securities Act. Therefore, on or about April 29, 2016, it is also anticipated that the new Delaware statutory trust will submit on Form N-8A/A a notification of registration filed pursuant to Section 8(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) in order to adopt as its own the notification of registration of HSBC Funds.

In addition, this Post-Effective Amendment is being filed to include certain routine “annual update” disclosures. Besides this change and those listed above, no other material changes are being made in this Post-Effective Amendment.

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll